Options (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2018
Share-based Payment Arrangement [Abstract]
Share-based compensation arrangement by share-based payment award, options, grants in period	0	0	1,887,000	0
Unrecognized compensation cost	$ 0	$ 793,795	$ 0	$ 793,795
Share-based compensation arrangement by share-based payment award, options, exercised in period	0	0	0	0
Stock option share-based compensation forfeiture rate	4.00%	4.00%	4.00%	4.00%